Form N-1A Cover	Apr. 21, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GreenFi Funds Trust
Entity Central Index Key	0001594854
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 21, 2025
Prospectus Date	Feb. 01, 2025